UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Mid Cap 400® Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks began 2017 on an upward trend, initially supported by hopes of additional fiscal stimulus, particularly after the election of Donald Trump as U.S. President. Through 2017, expectations of fiscal easing faded but the improvement in the global economic and earnings backdrop in recent quarters continued to support equity markets. More recently, further support was provided by the signing of the long awaited U.S. tax bill where the reduction of the corporate tax rate to 21% took effect from the 1st of January.
Global economic data continued to go from strength to strength in recent quarters suggesting global growth in 2017 of approximately 3.5%. With an expected recovery in global earnings on the back of this improving growth backdrop and an earnings rebound in sectors such as energy, commodities and financials as sector specific fundamentals improve, global equities generated positive returns of 20.4% in 2017. Further support was provided by equity valuations being relatively attractive compared to bonds and cash.
The Great-West S&P Mid Cap 400® Index Fund (Institutional Class shares) returned 16.05% net of fees compared to 16.24% for its benchmark index, the S&P MidCap 400® Index. The S&P MidCap 400® Index underperformed the S& P 500® Index (returning 21.83%), while outperforming the S&P SmallCap 600® Index (returning 13.23%). More than half of the S&P MidCap 400® Index gains were generated in the second half of the year as hopes for the eventual fiscal package were revived. Similar to small caps, mid cap stocks were viewed as relative beneficiaries of the expected reduction in U.S. corporate tax rates given their domestic bias. The renewed weakness in the U.S. Dollar towards year end was also a relative negative for mid cap stocks as U.S. Dollar weakness increases the contribution from the typically greater overseas operations of large cap companies.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 20, 2011 (inception) through December 31, 2011.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)(c)
Institutional Class	16.05%	N/A	10.83%
Investor Class	15.64%	14.35%	12.11%
Class L	N/A	N/A	12.10%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was January 20, 2011.
(c) Class L inception date was April 7, 2017.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2017
Sector	Percentage of Fund Investments
Financial	23.44%
Industrial	18.01
Consumer, Non-cyclical	13.40
Consumer, Cyclical	11.36
Technology	10.67
Utilities	4.97
Basic Materials	4.94
Energy	4.41
Communications	2.68
Short Term Investments	6.12
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,095.60	$1.16
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12
Investor Class
Actual	$1,000.00	$1,094.60	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.96
Class L
Actual	$1,000.00	$1,092.80	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.22% for the Institutional Class, 0.58% for the Investor Class and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.21%
60,589	Allegheny Technologies Inc(a)(b)	$ 1,462,619
28,900	Ashland Global Holdings Inc	2,057,680
28,817	Cabot Corp	1,774,839
22,560	Carpenter Technology Corp	1,150,334
85,834	Chemours Co	4,296,850
56,536	Commercial Metals Co	1,205,348
16,158	Compass Minerals International Inc(b)	1,167,416
28,991	Domtar Corp	1,435,634
16,840	Minerals Technologies Inc	1,159,434
4,259	NewMarket Corp	1,692,484
77,930	Olin Corp	2,772,749
38,726	PolyOne Corp	1,684,581
33,714	Reliance Steel & Aluminum Co	2,892,324
30,402	Royal Gold Inc	2,496,612
62,141	RPM International Inc	3,257,431
20,906	Sensient Technologies Corp	1,529,274
111,775	Steel Dynamics Inc	4,820,856
81,510	United States Steel Corp	2,868,337
94,401	Valvoline Inc	2,365,689
50,281	Versum Materials Inc	1,903,136
		43,993,627
Communications — 2.83%
23,671	AMC Networks Inc Class A(a)(b)	1,280,128
81,710	ARRIS International PLC(a)	2,099,130
2,254	Cable One Inc	1,585,351
35,000	Cars.com Inc(a)(b)	1,009,400
67,679	Ciena Corp(a)	1,416,521
18,298	FactSet Research Systems Inc	3,527,123
16,343	InterDigital Inc	1,244,519
20,460	John Wiley & Sons Inc Class A	1,345,245
24,511	LogMeIn Inc	2,806,510
18,168	Meredith Corp	1,199,996
61,040	New York Times Co Class A	1,129,240
15,699	Plantronics Inc	790,916
101,300	Tegna Inc	1,426,304
42,050	Telephone & Data Systems Inc	1,168,990
25,197	ViaSat Inc(a)(b)	1,885,995
		23,915,368
Consumer, Cyclical — 11.98%
77,671	American Eagle Outfitters Inc	1,460,215
27,400	AutoNation Inc(a)	1,406,442
66,180	Bed Bath & Beyond Inc	1,455,298
19,536	Big Lots Inc(b)	1,096,946
20,600	Brinker International Inc(b)	800,104
41,147	Brunswick Corp	2,272,137
7,243	Buffalo Wild Wings Inc(a)	1,132,443
35,819	CalAtlantic Group Inc	2,019,833
22,025	Carter's Inc	2,587,717
17,733	Casey's General Stores Inc(b)	1,985,032
19,665	Cheesecake Factory Inc(b)	947,460
6,248	Churchill Downs Inc	1,453,909
49,464	Cinemark Holdings Inc(b)	1,722,336
24,964	Cooper Tire & Rubber Co	882,477
Shares		Fair Value
Consumer, Cyclical — (continued)
93,098	Copart Inc(a)	$ 4,020,903
11,124	Cracker Barrel Old Country Store Inc(b)	1,767,492
69,231	Dana Holding Corp	2,216,084
15,476	Deckers Outdoor Corp(a)	1,241,949
41,500	Delphi Technologies PLC(a)	2,177,505
39,130	Dick's Sporting Goods Inc	1,124,596
9,953	Dillard's Inc Class A(b)	597,678
20,381	Domino's Pizza Inc	3,851,194
42,874	Dunkin' Brands Group Inc	2,764,087
47,590	GameStop Corp Class A(b)	854,241
28,174	Herman Miller Inc	1,128,369
20,738	HNI Corp	799,865
49,056	ILG Inc	1,397,115
11,927	International Speedway Corp Class A	475,291
14,059	Jack in the Box Inc	1,379,329
150,104	JetBlue Airways Corp(a)	3,353,323
40,277	KB Home	1,286,850
53,608	Michaels Cos Inc(a)	1,296,778
21,100	MSC Industrial Direct Co Inc Class A	2,039,526
22,868	Nu Skin Enterprises Inc Class A	1,560,284
1,626	NVR Inc(a)	5,704,366
246,852	Office Depot Inc	873,856
12,569	Papa John's International Inc(b)	705,247
27,355	Polaris Industries Inc(b)	3,391,746
19,113	Pool Corp	2,478,000
60,125	Sally Beauty Holdings Inc(a)	1,127,945
18,854	Scotts Miracle-Gro Co	2,017,189
36,500	Six Flags Entertainment Corp(b)	2,429,805
62,103	Skechers U.S.A. Inc Class A(a)	2,349,978
20,917	Tempur Sealy International Inc(a)(b)	1,311,287
30,432	Texas Roadhouse Inc	1,603,158
22,747	Thor Industries Inc	3,428,428
68,667	Toll Brothers Inc	3,297,389
51,001	Toro Co	3,326,795
71,307	Tri Pointe Group Inc(a)	1,277,821
23,505	Tupperware Brands Corp	1,473,764
37,465	Urban Outfitters Inc(a)	1,313,523
14,252	Watsco Inc	2,423,410
83,010	Wendy's Co	1,363,024
36,703	Williams-Sonoma Inc(b)	1,897,545
33,327	World Fuel Services Corp	937,822
		101,286,906
Consumer, Non-Cyclical — 14.13%
28,605	Aaron's Inc	1,139,909
19,544	ABIOMED Inc(a)	3,662,741
39,662	Acadia Healthcare Co Inc(a)(b)	1,294,171
28,442	Adtalem Global Education Inc(a)	1,195,986
43,092	Akorn Inc(a)	1,388,855
33,517	Avis Budget Group Inc(a)	1,470,726
210,294	Avon Products Inc(a)	452,132
9,416	Bio-Rad Laboratories Inc Class A(a)	2,247,317
17,277	Bio-Techne Corp	2,238,235

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,055	Bioverativ Inc(a)	$ 2,698,966
4,126	Boston Beer Co Inc Class A(a)(b)	788,479
23,612	Brink's Co	1,858,264
62,417	Catalent Inc(a)	2,564,090
22,410	Charles River Laboratories International Inc(a)	2,452,774
38,400	CoreLogic Inc(a)	1,774,464
42,860	Dean Foods Co	495,462
23,174	Deluxe Corp	1,780,690
26,463	Edgewell Personal Care Co(a)(b)	1,571,638
93,565	Endo International PLC(a)	725,129
84,739	Flowers Foods Inc	1,636,310
33,815	Globus Medical Inc Class A(a)	1,389,797
2,186	Graham Holdings Co Class B	1,220,553
48,152	Hain Celestial Group Inc(a)	2,041,163
22,770	Halyard Health Inc(a)	1,051,519
45,524	HealthSouth Corp(a)	2,249,341
13,165	Helen of Troy Ltd(a)	1,268,448
30,990	Hill-Rom Holdings Inc	2,612,147
26,800	INC Research Holdings Inc Class A(a)	1,168,480
33,306	Ingredion Inc	4,656,179
68,176	Lamb Weston Holdings Inc	3,848,535
9,311	Lancaster Colony Corp	1,203,074
19,509	LifePoint Health Inc(a)	971,548
20,054	LivaNova PLC(a)	1,602,716
63,061	Live Nation Entertainment Inc(a)	2,684,507
46,669	Mallinckrodt PLC(a)(b)	1,052,853
31,074	ManpowerGroup Inc	3,918,742
17,521	MarketAxess Holdings Inc	3,534,862
22,203	Masimo Corp(a)	1,882,814
43,434	MEDNAX Inc(a)	2,321,113
20,356	Molina Healthcare Inc(a)	1,560,898
23,369	NuVasive Inc(a)	1,366,853
28,619	Owens & Minor Inc(b)	540,327
30,824	Post Holdings Inc(a)	2,442,186
25,342	Prestige Brands Holdings Inc(a)	1,125,438
44,449	Rollins Inc	2,068,212
97,374	Sabre Corp	1,996,167
9,500	Sanderson Farms Inc	1,318,410
87,214	Service Corp International(b)	3,254,826
39,903	Snyder's-Lance Inc	1,998,342
18,158	Sotheby's (a)	936,953
58,098	Sprouts Farmers Market Inc(a)	1,414,686
39,441	STERIS Corp	3,449,904
21,019	Teleflex Inc	5,229,948
37,918	Tenet Healthcare Corp(a)(b)	574,837
8,668	Tootsie Roll Industries Inc(b)	315,515
27,769	TreeHouse Foods Inc(a)	1,373,455
23,489	United Natural Foods Inc(a)	1,157,303
20,295	United Therapeutics Corp(a)	3,002,645
20,812	WellCare Health Plans Inc(a)	4,185,501
34,453	West Pharmaceutical Services Inc	3,399,478
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
18,545	WEX Inc(a)	$ 2,619,110
		119,445,723
Energy — 4.65%
94,533	Callon Petroleum Co(a)	1,148,576
100,535	CNX Resources Corp(a)	1,470,827
21,000	Core Laboratories NV(b)	2,300,550
28,787	Diamond Offshore Drilling Inc(a)(b)	535,150
18,152	Dril-Quip Inc(a)	865,850
45,346	Energen Corp(a)	2,610,569
199,045	Ensco PLC Class A(b)	1,176,356
37,747	First Solar Inc(a)	2,548,677
77,360	Gulfport Energy Corp(a)	987,114
82,781	HollyFrontier Corp	4,240,043
45,292	Matador Resources Co(a)(b)	1,409,940
75,368	Murphy Oil Corp	2,340,176
15,158	Murphy USA Inc(a)	1,218,097
155,504	Nabors Industries Ltd	1,062,092
52,369	NOW Inc(a)(b)	577,630
47,767	Oceaneering International Inc	1,009,794
105,796	Patterson-UTI Energy Inc	2,434,366
50,700	PBF Energy Inc Class A(b)	1,797,315
114,371	QEP Resources Inc(a)	1,094,531
55,169	Rowan Cos PLC Class A(a)(b)	863,948
46,909	SM Energy Co(b)	1,035,751
235,236	Southwestern Energy Co(a)	1,312,617
73,409	Superior Energy Services Inc(a)	706,929
185,664	Transocean Ltd(a)(b)	1,982,892
184,886	WPX Energy Inc(a)	2,601,346
		39,331,136
Financial — 24.73%
21,617	Alexander & Baldwin Inc	599,656
7,217	Alleghany Corp(a)	4,301,982
63,645	American Campus Communities Inc REIT	2,611,354
31,988	American Financial Group Inc	3,471,978
28,254	Aspen Insurance Holdings Ltd	1,147,114
71,955	Associated Banc-Corp	1,827,657
41,107	BancorpSouth Inc	1,292,815
20,391	Bank of Hawaii Corp	1,747,509
56,108	Bank of the Ozarks Inc	2,718,433
54,347	Brown & Brown Inc	2,796,697
43,669	Camden Property Trust REIT	4,020,168
35,835	Cathay General Bancorp	1,511,162
33,045	Chemical Financial Corp	1,766,916
80,800	CNO Financial Group Inc	1,994,952
44,092	Commerce Bancshares Inc	2,462,097
57,384	CoreCivic Inc REIT	1,291,140
15,800	CoreSite Realty Corp REIT	1,799,620
48,059	Corporate Office Properties Trust REIT	1,403,323
200,860	Cousins Properties Inc REIT	1,857,955
27,281	Cullen/Frost Bankers Inc	2,582,147
42,329	CyrusOne Inc REIT	2,519,845
43,396	DCT Industrial Trust Inc REIT	2,550,817
74,649	Douglas Emmett Inc REIT	3,065,088

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
67,257	East West Bancorp Inc	$ 4,091,243
53,426	Eaton Vance Corp	3,012,692
35,542	Education Realty Trust Inc REIT	1,241,127
29,818	EPR Properties REIT	1,951,886
45,243	Federated Investors Inc Class B	1,632,367
51,863	First American Financial Corp	2,906,403
151,997	First Horizon National Corp	3,038,420
54,993	First Industrial Realty Trust Inc REIT	1,730,630
151,949	FNB Corp	2,099,935
83,359	Fulton Financial Corp	1,492,126
239,401	Genworth Financial Inc Class A(a)	744,537
58,902	GEO Group Inc REIT	1,390,087
39,349	Hancock Holding Co	1,947,775
20,291	Hanover Insurance Group Inc	2,193,051
58,965	Healthcare Realty Trust Inc REIT	1,893,956
48,128	Highwoods Properties Inc REIT	2,450,196
73,048	Home BancShares Inc	1,698,366
76,463	Hospitality Properties Trust REIT	2,282,421
33,000	Interactive Brokers Group Inc Class A	1,953,930
26,300	International Bancshares Corp	1,044,110
83,579	Janus Henderson Group PLC	3,197,733
43,342	JBG Smith REIT	1,505,268
21,057	Jones Lang LaSalle Inc	3,136,019
22,987	Kemper Corp	1,583,804
45,713	Kilroy Realty Corp REIT	3,412,475
39,620	Lamar Advertising Co REIT Class A	2,941,389
54,218	LaSalle Hotel Properties REIT	1,521,899
40,267	Legg Mason Inc	1,690,409
68,347	Liberty Property Trust REIT	2,939,604
22,260	Life Storage Inc REIT	1,982,698
42,862	Mack-Cali Realty Corp REIT	924,105
38,907	MB Financial Inc	1,732,140
169,788	Medical Properties Trust Inc REIT	2,339,679
17,892	Mercury General Corp(b)	956,148
70,713	National Retail Properties Inc REIT	3,049,852
227,011	New York Community Bancorp Inc(b)	2,955,683
115,076	Old Republic International Corp	2,460,325
91,774	Omega Healthcare Investors Inc REIT(b)	2,527,456
60,771	PacWest Bancorp	3,062,858
34,818	Pinnacle Financial Partners Inc	2,308,433
19,780	Potlatch Corp REIT	987,022
20,799	Primerica Inc	2,112,138
32,542	Prosperity Bancshares Inc	2,280,218
44,450	Quality Care Properties Inc REIT(a)	613,854
60,190	Rayonier Inc REIT	1,903,810
29,986	Reinsurance Group of America Inc	4,675,717
18,760	RenaissanceRe Holdings Ltd	2,356,067
84,475	Sabra Health Care Inc REIT	1,585,596
Shares		Fair Value
Financial — (continued)
61,166	SEI Investments Co	$ 4,395,389
110,830	Senior Housing Properties Trust REIT	2,122,394
25,194	Signature Bank(a)	3,458,128
199,546	SLM Corp(a)	2,254,870
105,000	Sterling Bancorp	2,583,000
31,992	Stifel Financial Corp	1,905,444
24,586	SVB Financial Group(a)	5,747,469
57,258	Synovus Financial Corp	2,744,949
45,284	Tanger Factory Outlet Centers Inc REIT(b)	1,200,479
27,977	Taubman Centers Inc REIT	1,830,535
81,564	TCF Financial Corp	1,672,062
23,593	Texas Capital Bancshares Inc(a)	2,097,418
31,958	Trustmark Corp	1,018,182
20,953	UMB Financial Corp	1,506,940
102,927	Umpqua Holdings Corp	2,140,882
50,001	United Bankshares Inc	1,737,535
75,781	Uniti Group Inc REIT(a)(b)	1,348,144
50,082	Urban Edge Properties REIT	1,276,590
125,006	Valley National Bancorp	1,402,567
42,188	Washington Federal Inc	1,444,939
88,703	Washington Prime Group Inc REIT(b)	631,565
42,921	Webster Financial Corp	2,410,443
55,791	Weingarten Realty Investors REIT	1,833,850
26,100	Wintrust Financial Corp	2,149,857
44,463	WR Berkley Corp	3,185,774
		208,977,487
Industrial — 18.99%
73,594	AECOM (a)	2,734,017
30,990	AGCO Corp	2,213,616
29,257	AptarGroup Inc	2,524,294
41,927	Arrow Electronics Inc(a)	3,371,350
57,080	Avnet Inc	2,261,510
19,539	Belden Inc	1,507,825
43,481	Bemis Co Inc	2,077,957
29,447	Carlisle Cos Inc	3,346,651
25,023	Clean Harbors Inc(a)	1,356,247
80,774	Cognex Corp	4,940,138
11,410	Coherent Inc(a)	3,220,130
23,414	Crane Co	2,088,997
46,467	Cree Inc(a)(b)	1,725,784
20,682	Curtiss-Wright Corp	2,520,102
61,460	Donaldson Co Inc	3,008,467
14,604	Dycom Industries Inc(a)	1,627,324
22,549	Eagle Materials Inc	2,554,802
27,636	EMCOR Group Inc	2,259,243
28,224	Energizer Holdings Inc(b)	1,354,187
19,974	EnerSys	1,390,790
12,808	Esterline Technologies Corp(a)	956,758
18,488	GATX Corp(b)	1,149,214
28,874	Genesee & Wyoming Inc Class A(a)	2,273,250
133,838	Gentex Corp	2,803,906
78,270	Graco Inc	3,539,369
18,338	Granite Construction Inc	1,163,179

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Industrial — (continued)
12,302	Greif Inc Class A	$ 745,255
25,962	Hubbell Inc	3,513,697
21,099	Huntington Ingalls Industries Inc	4,973,034
35,510	IDEX Corp	4,686,255
42,022	ITT Inc	2,242,714
84,661	Jabil Circuit Inc	2,222,351
65,383	KBR Inc	1,296,545
37,072	Kennametal Inc	1,794,655
86,309	Keysight Technologies Inc(a)	3,590,454
24,690	Kirby Corp(a)	1,649,292
24,325	KLX Inc(a)	1,660,181
59,300	Knight-Swift Transportation Holdings Inc(b)	2,592,596
42,389	Knowles Corp(a)	621,423
19,558	Landstar System Inc	2,035,988
17,684	Lennox International Inc	3,682,870
28,860	Lincoln Electric Holdings Inc	2,642,999
10,567	Littelfuse Inc	2,090,364
67,309	Louisiana-Pacific Corp(a)	1,767,534
15,653	MSA Safety Inc	1,213,421
49,858	National Instruments Corp	2,075,588
23,552	Nordson Corp	3,448,013
32,169	Old Dominion Freight Line Inc	4,231,832
26,717	Orbital ATK Inc	3,513,285
35,335	Oshkosh Corp	3,211,598
77,604	Owens-Illinois Inc(a)	1,720,481
21,216	Regal Beloit Corp	1,625,146
25,327	Ryder System Inc	2,131,774
35,766	Silgan Holdings Inc	1,051,163
46,254	Sonoco Products Co	2,457,938
13,963	SYNNEX Corp	1,898,270
16,651	Tech Data Corp(a)	1,631,298
16,757	Teledyne Technologies Inc(a)	3,035,531
37,489	Terex Corp	1,807,720
31,543	Timken Co	1,550,338
117,922	Trimble Navigation Ltd(a)	4,792,350
72,126	Trinity Industries Inc	2,701,840
10,795	Valmont Industries Inc	1,790,351
63,514	Vishay Intertechnology Inc(b)	1,317,915
39,580	Wabtec Corp(b)	3,222,999
20,968	Werner Enterprises Inc	810,413
25,796	Woodward Inc	1,974,426
21,734	Worthington Industries Inc	957,600
24,788	Zebra Technologies Corp Class A(a)	2,572,994
		160,521,598
Technology — 11.25%
55,263	3D Systems Corp(a)(b)	477,472
57,127	ACI Worldwide Inc(a)	1,295,069
37,357	Acxiom Corp(a)	1,029,559
86,414	Allscripts Healthcare Solutions Inc(a)	1,257,324
22,337	Blackbaud Inc	2,110,623
54,207	Broadridge Financial Solutions Inc	4,910,070
61,255	CDK Global Inc	4,366,256
29,565	Cirrus Logic Inc(a)	1,533,241
Shares		Fair Value
Technology — (continued)
19,941	CommVault Systems Inc(a)	$ 1,046,903
45,330	Convergys Corp	1,065,255
155,446	Cypress Semiconductor Corp	2,368,997
35,512	Diebold Inc(b)	580,621
28,930	DST Systems Inc	1,795,685
17,245	Dun & Bradstreet Corp	2,041,980
14,228	Fair Isaac Corp	2,179,730
70,796	Fortinet Inc(a)	3,093,077
63,775	Integrated Device Technology Inc(a)	1,896,031
17,545	IPG Photonics Corp(a)	3,756,911
22,270	j2 Global Inc	1,670,918
36,052	Jack Henry & Associates Inc	4,216,642
66,050	Leidos Holdings Inc	4,264,848
32,699	Manhattan Associates Inc(a)	1,619,908
30,201	MAXIMUS Inc	2,161,788
27,108	Medidata Solutions Inc(a)	1,717,834
54,994	Microsemi Corp(a)	2,840,440
25,200	MKS Instruments Inc	2,381,400
17,687	Monolithic Power Systems Inc	1,987,311
42,030	MSCI Inc	5,318,476
55,797	NCR Corp(a)	1,896,540
40,806	NetScout Systems Inc(a)	1,242,543
87,888	Pitney Bowes Inc	982,588
54,936	PTC Inc(a)	3,338,461
21,022	Science Applications International Corp	1,609,655
19,659	Silicon Laboratories Inc(a)	1,735,890
16,082	Synaptics Inc(a)	642,315
53,627	Take-Two Interactive Software Inc(a)	5,887,172
57,263	Teradata Corp(a)(b)	2,202,335
92,061	Teradyne Inc	3,854,594
16,245	Tyler Technologies Inc(a)	2,876,177
13,209	Ultimate Software Group Inc(a)	2,882,600
52,907	VeriFone Systems Inc(a)	936,983
		95,072,222
Utilities — 5.24%
82,227	Aqua America Inc	3,225,765
51,902	Atmos Energy Corp	4,457,863
25,405	Black Hills Corp	1,527,095
100,035	Great Plains Energy Inc	3,225,128
51,701	Hawaiian Electric Industries Inc	1,868,991
23,968	IDACORP Inc	2,189,717
90,634	MDU Resources Group Inc	2,436,242
39,520	National Fuel Gas Co(b)	2,170,043
41,252	New Jersey Resources Corp	1,658,330
23,536	NorthWestern Corp	1,405,099
92,870	OGE Energy Corp	3,056,352
25,198	ONE Gas Inc	1,846,005
37,297	PNM Resources Inc	1,508,664
22,305	Southwest Gas Corp	1,795,106
80,585	UGI Corp	3,783,466
39,731	Vectren Corp	2,583,310
66,073	Westar Energy Inc	3,488,654

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Utilities — (continued)
24,370	WGL Holdings Inc	$ 2,091,921
		44,317,751
TOTAL COMMON STOCK — 99.01% (Cost $652,846,106)		$836,861,818
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.10%
$ 9,300,000	Federal Farm Credit Banks Funding Corp 1.07%, 01/02/2018	9,299,186
Money Market Mutual Funds — 0.69%
1,963,000	BlackRock Liquidity Funds FedFund Institutional Shares(c), 1.17%(d)	1,963,000
1,976,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(c), 1.19%(d)	1,976,000
1,916,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 1.20%(d)	1,916,000
		5,855,000
Repurchase Agreements — 4.66%
10,745,309	Undivided interest of 11.10% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $10,745,309 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(c)	10,745,309
10,745,309	Undivided interest of 14.05% in a repurchase agreement (principal amount/value $76,539,356 with a maturity value of $76,551,347) with TD Securities (USA) Inc, 1.41%, dated 12/31/17 to be repurchased at $10,745,309 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 2/29/24 - 2/15/44, with a value of $78,070,156.(c)	10,745,309
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 7,157,681	Undivided interest of 18.82% in a repurchase agreement (principal amount/value $38,074,609 with a maturity value of $38,080,362) with Scotia Capital (USA) Inc, 1.36%, dated 12/31/17 to be repurchased at $7,157,681 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 3.63%, 1/31/19 - 9/9/49, with a value of $38,841,973.(c)	$ 7,157,681
10,745,309	Undivided interest of 9.77% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $10,745,309 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(c)	10,745,309
		39,393,608
SHORT TERM INVESTMENTS — 6.45% (Cost $54,547,794)		$ 54,547,794
TOTAL INVESTMENTS — 105.46% (Cost $707,393,900)		$891,409,612
OTHER ASSETS & LIABILITIES, NET — (5.46)%		$ (46,169,095)
TOTAL NET ASSETS — 100.00%		$845,240,517

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of December 31, 2017
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2017.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2017.
REIT	Real Estate Investment Trust
At December 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
S&P Mid 400® Emini Long Futures	52	9,892,480	March 2018	$45,614
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West S&P Mid Cap 400® Index Fund
ASSETS:
Investments in securities, fair value (including $44,205,173 of securities on loan)(a)	$852,016,004
Repurchase agreements, fair value(b)	39,393,608
Cash	504,061
Margin deposits	312,000
Dividends receivable	1,255,804
Subscriptions receivable	1,170,070
Receivable for investments sold	13,106,527
Variation margin on futures contracts	300,287
Total Assets	908,058,361
LIABILITIES:
Payable for director fees	4,015
Payable for distribution fees	69
Payable for investments purchased	14,453,493
Payable for other accrued fees	43,355
Payable for shareholder services fees	102,537
Payable to investment adviser	130,814
Payable upon return of securities loaned	45,248,608
Redemptions payable	2,834,953
Total Liabilities	62,817,844
NET ASSETS	$845,240,517
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,050,838
Paid-in capital in excess of par	644,400,492
Net unrealized appreciation	184,061,326
Accumulated net realized gain	9,727,861
NET ASSETS	$845,240,517
NET ASSETS BY CLASS
Investor Class	$344,708,878
Class L	$340,155
Institutional Class	$500,191,484
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Class L	5,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	20,510,507
Class L	32,864
Institutional Class	49,965,008
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$16.81
Class L	$10.35
Institutional Class	$10.01
(a) Cost of investments	$668,000,292
(b) Cost of repurchase agreements	$39,393,608
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West S&P Mid Cap 400® Index Fund
INVESTMENT INCOME:
Interest	$77,478
Income from securities lending	239,772
Dividends	12,964,554
Foreign withholding tax	(5,817)
Total Income	13,275,987
EXPENSES:
Management fees	1,734,833
Shareholder services fees – Investor Class	1,176,388
Shareholder services fees – Class L	780
Audit and tax fees	19,152
Custodian fees	16,687
Director's fees	10,708
Distribution fees – Class L	570
Legal fees	5,594
Pricing fees	2,042
Registration fees	23,671
Shareholder report fees	5,276
Transfer agent fees	7,102
Other fees	512
Total Expenses	3,003,315
Less amount waived by investment adviser	8,581
Net Expenses	2,994,734
NET INVESTMENT INCOME	10,281,253
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	56,264,937
Net realized gain on futures contracts	920,370
Net Realized Gain	57,185,307
Net change in unrealized appreciation on investments	52,331,059
Net change in unrealized appreciation on futures contracts	318,864
Net Change in Unrealized Appreciation	52,649,923
Net Realized and Unrealized Gain	109,835,230
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$120,116,483
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West S&P Mid Cap 400® Index Fund	2017	2016
OPERATIONS:
Net investment income	$10,281,253	$9,782,255
Net realized gain	57,185,307	42,236,494
Net change in unrealized appreciation	52,649,923	82,478,841
Net Increase in Net Assets Resulting from Operations	120,116,483	134,497,590
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,971,945)	(1,668,411)
Class L	(4,533)	N/A
Institutional Class	(9,458,314)	(7,393,932)
From net investment income	(11,434,792)	(9,062,343)
From net realized gains
Investor Class	(16,501,240)	(11,575,526)
Class L	(21,367)	N/A
Institutional Class	(38,838,812)	(24,337,727)
From net realized gains	(55,361,419)	(35,913,253)
Total Distributions	(66,796,211)	(44,975,596)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	165,124,114	167,870,798
Class L	349,098	N/A
Institutional Class	91,814,165	91,428,328
Shares issued in reinvestment of distributions
Investor Class	18,473,185	13,243,937
Class L	25,900	N/A
Institutional Class	48,297,126	31,731,659
Shares redeemed
Investor Class	(191,061,605)	(138,338,524)
Class L	(44,477)	N/A
Institutional Class	(91,811,134)	(116,843,475)
Net Increase in Net Assets Resulting from Capital Share Transactions	41,166,372	49,092,723
Total Increase in Net Assets	94,486,644	138,614,717
NET ASSETS:
Beginning of year	750,753,873	612,139,156
End of year	$845,240,517	$750,753,873
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	10,219,232	11,934,160
Class L	34,642	N/A
Institutional Class	9,153,205	10,369,394
Shares issued in reinvestment of distributions
Investor Class	1,110,239	867,416
Class L	2,501	N/A
Institutional Class	4,835,584	3,345,562
Shares redeemed
Investor Class	(11,772,175)	(9,701,895)
Class L	(4,279)	N/A
Institutional Class	(8,978,198)	(12,461,951)
Net Increase	4,600,751	4,352,686
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$15.36	0.17	2.22	2.39	(0.10)	(0.84)	(0.94)	$16.81	15.64%
12/31/2016	$13.35	0.17	2.50	2.67	(0.08)	(0.58)	(0.66)	$15.36	19.96%
12/31/2015	$14.68	0.15	(0.55)	(0.40)	(0.14)	(0.79)	(0.93)	$13.35	(2.77%)
12/31/2014	$14.10	0.14	1.17	1.31	(0.21)	(0.52)	(0.73)	$14.68	9.21%
12/31/2013	$10.97	0.13	3.45	3.58	(0.21)	(0.24)	(0.45)	$14.10	32.71%
Class L
12/31/2017 (d)	$10.00	0.07	1.13	1.20	(0.15)	(0.70)	(0.85)	$10.35	12.10% (e)
Institutional Class
12/31/2017	$ 9.54	0.14	1.37	1.51	(0.20)	(0.84)	(1.04)	$10.01	16.05%
12/31/2016	$ 8.55	0.14	1.60	1.74	(0.17)	(0.58)	(0.75)	$ 9.54	20.43%
12/31/2015 (f)	$10.00	0.10	(0.68)	(0.58)	(0.16)	(0.71)	(0.87)	$ 8.55	(5.88%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$344,709	0.58%	0.58%	1.06%	25%
12/31/2016	$321,816	0.60%	0.60%	1.21%	30%
12/31/2015	$238,419	0.60%	0.60%	1.00%	25%
12/31/2014	$544,964	0.60%	0.60%	0.98%	20%
12/31/2013	$431,206	0.60%	0.60%	0.97%	13%
Class L
12/31/2017 (d)	$ 340	4.61% (h)	0.79% (h)	0.93% (h)	25%
Institutional Class
12/31/2017	$500,191	0.22%	0.22%	1.43%	25%
12/31/2016	$428,938	0.25%	0.25%	1.55%	30%
12/31/2015 (f)	$373,720	0.25% (h)	0.25% (h)	1.56% (h)	25%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Class L inception date was April 7, 2017.
(e)	Not annualized for periods less than one full year.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.

Annual Report - December 31, 2017

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 836,861,818	$ —	$ —	$ 836,861,818
Short Term Investments	5,855,000	48,692,794	—	54,547,794
Total investments, at fair value:	842,716,818	48,692,794	0	891,409,612
Other Financial Investments:
Futures Contracts(a)	45,614	—	—	45,614
Total Assets	$ 842,762,432	$ 48,692,794	$ 0	$ 891,455,226

Annual Report - December 31, 2017

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$11,434,792	$9,062,343
Long-term capital gain	55,361,419	35,913,253
	$66,796,211	$44,975,596
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$1,153,539	$(1,153,539)

Annual Report - December 31, 2017

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$77,836
Undistributed long-term capital gains	10,331,735
Capital loss carryforwards	—
Post-October losses	(415,238)
Net unrealized appreciation	183,794,854
Tax composition of capital	$193,789,187
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$(7)	$(415,231)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$707,660,372
Gross unrealized appreciation on investments	227,573,946
Gross unrealized depreciation on investments	(43,779,092)
Net unrealized appreciation on investments	$183,794,854
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book

Annual Report - December 31, 2017

purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 66 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2017 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$45,614 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$920,370	Net change in unrealized appreciation on futures contracts	$318,864
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective August 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.18% of the Fund’s average daily net assets up to $1 billion dollars, 0.13% of the Fund’s average daily net assets over $1 billion dollars and 0.08% of the Fund’s average daily net assets over $2 billion dollars. From May 1, 2017 to July 31, 2017, as compensation for its services to Great-West Funds, the Adviser received monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets up to $1 billion dollars, 0.18% of the Fund’s average daily net assets over $1 billion dollars and 0.13% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to those dates, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Effective August 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.20% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). From May 1, 2017 to July 31, 2017, such expenses were capped at 0.25% of the Fund’s average daily net assets. The agreement’s current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, the amounts subject to recoupment were as follows:
Balance of Recoupable Expenses as of December 31, 2017	Recoupment of Past Reimbursed Fees by the Adviser
$8,581	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.

Annual Report - December 31, 2017

Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $199,023,312 and $203,575,199, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $44,205,173 and received collateral as reported on the Statement of Assets and Liabilities of $45,248,608 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Mid Cap 400® Index Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 74% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018